UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23633
Capital Group Central Fund Series II
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Central Corporate Bond Fund
Class M
| CCBFX
for the year ended May 31, 2025
This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/CCBF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 5.77% for the year ended May 31, 2025. That result compares with a 5.46% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September, but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns, with the fund’s holdings in consumer noncyclical and electric utilities debt being particularly additive relative to the benchmark. Duration and curve positioning had little impact.
Holding a smaller portion of investments than the index in consumer cyclical, technology and banking sectors had a relative negative impact on returns. Likewise, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	5.77%	(0.63) %
Bloomberg U.S. Aggregate Index 3	5.46%	(0.97) %
1
Class M shares were first offered on April 23, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,593
Total number of portfolio holdings	789
Total advisory fees paid (in millions)	None
Portfolio turnover rate	205%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800)
421
-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or
your
financial intermediary.
Lit. No. MFMXARX-137-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2025	68,000	None	9,000	None
May 31, 2024	67,000	None	9,000	None
Adviser and Affiliates2
May 31, 2025	Not Applicable	44,000	None	None
May 31, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2025	53,000
May 31, 2024	9,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Corporate Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2025
Lit. No. MFGEFP4-137-0725 © 2025 Capital Group. All rights reserved.

Investment portfolio May 31, 2025

Bonds, notes & other debt instruments 94.37%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 85.50%
Financials 24.68%
200 Park Funding Trust 5.74% 2/15/2055 (a)	USD5,000	$4,826
American Express Co. 1.65% 11/4/2026	21,868	21,054
American Express Co. 2.55% 3/4/2027	3,270	3,173
American Express Co. 4.05% 5/3/2029	10,617	10,551
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	10,983	10,945
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	31,968	32,191
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	8,785	8,973
American International Group, Inc. 4.85% 5/7/2030	651	654
American International Group, Inc. 5.125% 3/27/2033	14,360	14,374
American International Group, Inc. 5.45% 5/7/2035	15,461	15,552
American International Group, Inc. 4.375% 6/30/2050	6,292	5,091
Aon Corp. 5.35% 2/28/2033	2,129	2,166
Aon Corp. 3.90% 2/28/2052	16,284	11,699
Aon North America, Inc. 5.45% 3/1/2034	45,190	45,711
Aon North America, Inc. 5.75% 3/1/2054	14,191	13,564
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,015	2,021
Arthur J. Gallagher & Co. 5.15% 2/15/2035	45,640	44,940
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,327
Arthur J. Gallagher & Co. 5.55% 2/15/2055	34,664	32,176
Athene Holding, Ltd. 6.625% 5/19/2055	19,171	19,111
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (b)	1,036	960
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	30,467	30,928
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030) (b)	10,681	9,641
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	36,587	31,683
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	489	421
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	39,903	34,248
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	1,372	1,426
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (b)	13,315	13,425
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	48,940	49,283
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (b)	410	256
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (b)	15,571	16,081
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	29,392	29,716
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	11,485	11,613
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	21,947	22,077
Bank of Nova Scotia (The) 4.75% 2/2/2026	17,494	17,518
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	11,428
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,302
Blackstone, Inc. 5.00% 12/6/2034	18,388	17,936
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	5,000	5,051
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	15,000	15,787
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	36,350	37,751
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	11,886	12,067
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	3,504	3,600
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	14,800	16,046
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	44,046	45,414
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (b)	14,572	14,499
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	4,755	4,883
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	9,484	9,915
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (b)	3,284	3,328
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,503
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	77,765
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	335
Citibank, NA 4.914% 5/29/2030	5,700	5,750
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	24,820	24,859
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	13,401	13,396
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	10,706	9,594
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	5,150	4,500
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	14,584	12,554
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	8,614	8,669
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	28,973	28,589
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (b)	10,627	11,272
Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,463

1	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Global Funding 4.90% 12/3/2029 (a)	USD18,100	$18,230
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	5,370	5,178
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	2,000	1,844
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	25,650	25,040
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (b)	4,347	4,331
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035) (b)	19,380	18,741
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,702
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	21,176	21,892
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	41,476	42,092
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	750	639
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (b)	12,047	10,464
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	27,239	26,372
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (b)	15,662	15,779
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	20,000	13,915
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (b)	17,420	16,942
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (b)	15,675	15,663
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (b)	1,994	2,109
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	41,629	38,375
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (b)	5,278	5,332
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	267	234
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	13,544	13,337
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	31,317	31,547
Intercontinental Exchange, Inc. 5.25% 6/15/2031	7,708	7,951
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	4,000	4,369
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (b)	355	349
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	9,345	9,649
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	34,278	34,606
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	39,392	39,170
JPMorgan Chase & Co. 4.493% 3/24/2031 (3-month USD CME Term SOFR + 3.79% on 3/24/2030) (b)	5,181	5,121
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	10,953	11,115
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (b)	18,040	15,412
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	1,493	1,279
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	1,952	1,692
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (b)	3,167	2,802
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	45,145	45,075
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (b)	1,667	1,618
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (b)	19,654	19,894
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	66,942	68,134
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (b)	12,143	11,900
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (b)	819	556
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	7,427	7,736
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,463
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,544
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	59,277	58,348
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,079
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,027
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	22,324	20,871
Mastercard, Inc. 4.55% 3/15/2028	16,283	16,491
Mastercard, Inc. 4.95% 3/15/2032	7,160	7,300
Mastercard, Inc. 4.875% 5/9/2034	18,283	18,251
Mastercard, Inc. 4.55% 1/15/2035	16,601	16,109
MetLife, Inc. 5.375% 7/15/2033	17,216	17,733
Metropolitan Life Global Funding I 0.95% 7/2/2025 (a)	3,632	3,621
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	6,669	6,778
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	3,778	3,498
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	25,326	21,451
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	5,000	5,017
Morgan Stanley 3.875% 1/27/2026	5,847	5,823
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	4,714	4,759
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (b)	1,872	1,974
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	9,754	10,072
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	70,252	69,809
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	33,514	34,013
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	13,626	11,479

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (b)	USD16,163	$16,064
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (b)	759	767
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	82,962	84,349
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	22,366	21,326
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	536	533
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,834
New York Life Global Funding 2.35% 7/14/2026 (a)	4,760	4,653
New York Life Global Funding 4.60% 12/5/2029 (a)	20,164	20,277
New York Life Global Funding 1.20% 8/7/2030 (a)	13,997	11,857
New York Life Global Funding 4.55% 1/28/2033 (a)	5,051	4,891
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (a)	2,305	2,339
Omnis Funding Trust 6.722% 5/15/2055 (a)	3,500	3,524
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	10,322	10,325
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	12,214	12,570
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	21,946	22,308
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	16,159	17,723
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	10,929	11,006
Prudential Financial, Inc. 3.878% 3/27/2028	325	322
Prudential Financial, Inc. 4.35% 2/25/2050	15,900	12,812
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,308
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	10,286	10,370
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	12,366	12,319
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	26,495	26,886
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (b)	31,387	31,603
State Street Bank and Trust Co. 4.594% 11/25/2026	8,959	9,002
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	2,347	2,365
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,754
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,438
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	10,989
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	7,336	7,305
Toronto-Dominion Bank (The) 4.568% 12/17/2026	3,750	3,756
Toronto-Dominion Bank (The) 4.861% 1/31/2028	5,686	5,743
Travelers Companies, Inc. 4.00% 5/30/2047	3,885	3,047
Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,158
Travelers Companies, Inc. 2.55% 4/27/2050	859	503
Travelers Companies, Inc. 5.45% 5/25/2053	4,404	4,217
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	19,878	19,971
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	8,878	8,944
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	11,206	11,184
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	2,049	2,004
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (a)(b)	250	244
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	8,730	8,994
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	3,405	2,912
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	9,670	8,660
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	8,276	7,640
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	44,075	44,617
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	3,293	2,955
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	7,602	7,702
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,281	4,593
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	8,191	8,036
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	64,119	64,892
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	22,017	18,144
		2,615,062

Utilities 13.82%
AEP Texas, Inc. 3.45% 5/15/2051	3,894	2,543
AEP Transmission Co., LLC 5.15% 4/1/2034	11,411	11,325
AEP Transmission Co., LLC 5.375% 6/15/2035	2,725	2,739
Alabama Power Co. 5.85% 11/15/2033	4,100	4,314
Ameren Corp. 1.75% 3/15/2028	5,655	5,246
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	20,450	17,742
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,910

3	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD5,006	$4,929
CenterPoint Energy, Inc. 2.65% 6/1/2031	9,652	8,467
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	7,637	7,361
CMS Energy Corp. 3.00% 5/15/2026	3,750	3,695
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,642
Commonwealth Edison Co. 3.125% 3/15/2051	1,500	956
Commonwealth Edison Co. 2.75% 9/1/2051	1,202	706
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	14,377	12,403
Consumers Energy Co. 3.80% 11/15/2028	9,225	9,073
Consumers Energy Co. 3.60% 8/15/2032	14,216	13,044
Consumers Energy Co. 4.625% 5/15/2033	24,501	23,863
Consumers Energy Co. 5.05% 5/15/2035	28,725	28,568
Consumers Energy Co. 3.10% 8/15/2050	1,058	695
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,995
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	565
Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	11,589
Duke Energy Corp. 3.50% 6/15/2051	3,620	2,386
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,570
Duke Energy Florida, LLC 3.20% 1/15/2027	5,190	5,100
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,502
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Florida, LLC 5.95% 11/15/2052	3,664	3,661
Duke Energy Progress, LLC 2.00% 8/15/2031	5,851	5,009
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	892
Duke Energy Progress, LLC 2.90% 8/15/2051	6,618	3,997
Edison International 4.125% 3/15/2028	15,256	14,677
Edison International 5.25% 11/15/2028	3,475	3,424
Edison International 5.45% 6/15/2029	10,899	10,763
Edison International 6.95% 11/15/2029	13,489	14,001
Edison International 6.25% 3/15/2030	22,515	22,819
Edison International 5.25% 3/15/2032	19,629	18,591
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	17,556	19,858
Emera US Finance, LP 2.639% 6/15/2031	6,743	5,811
Entergy Corp. 2.40% 6/15/2031	24,775	21,597
Entergy Corp. 3.75% 6/15/2050	1,256	871
Entergy Louisiana, LLC 3.12% 9/1/2027	4,481	4,356
Entergy Louisiana, LLC 1.60% 12/15/2030	2,887	2,461
Entergy Louisiana, LLC 5.35% 3/15/2034	2,000	2,007
FirstEnergy Corp. 2.25% 9/1/2030	17,204	15,083
Florida Power & Light Co. 5.10% 4/1/2033	12,994	13,123
Florida Power & Light Co. 4.80% 5/15/2033	1,544	1,528
Florida Power & Light Co. 5.30% 6/15/2034	36,809	37,407
Florida Power & Light Co. 5.69% 3/1/2040	6,960	7,095
Florida Power & Light Co. 2.875% 12/4/2051	26,699	16,379
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,076
Florida Power & Light Co. 5.70% 3/15/2055	7,328	7,220
Georgia Power Co. 4.95% 5/17/2033	3,411	3,387
Georgia Power Co. 5.25% 3/15/2034	2,186	2,199
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	13,150	11,384
Jersey Central Power & Light Co. 5.10% 1/15/2035	6,075	5,949
NiSource, Inc. 5.40% 6/30/2033	3,750	3,778
Northern States Power Co. 2.25% 4/1/2031	8,182	7,281
Northern States Power Co. 5.05% 5/15/2035	11,644	11,618
Northern States Power Co. 5.10% 5/15/2053	7,493	6,751
Northern States Power Co. 5.40% 3/15/2054	16,244	15,298
Northern States Power Co. 5.65% 5/15/2055	7,329	7,114
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	7,046	6,954
Pacific Gas and Electric Co. 3.15% 1/1/2026	8,438	8,347
Pacific Gas and Electric Co. 2.10% 8/1/2027	31,248	29,495
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,624	1,606
Pacific Gas and Electric Co. 4.55% 7/1/2030	11,955	11,583
Pacific Gas and Electric Co. 2.50% 2/1/2031	86,139	74,106
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,694	2,391
Pacific Gas and Electric Co. 4.40% 3/1/2032	9,582	8,909
Pacific Gas and Electric Co. 5.90% 6/15/2032	12,853	12,941

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD5,878	$5,981
Pacific Gas and Electric Co. 6.40% 6/15/2033	28,632	29,474
Pacific Gas and Electric Co. 6.95% 3/15/2034	23,025	24,475
Pacific Gas and Electric Co. 5.80% 5/15/2034	10,426	10,311
Pacific Gas and Electric Co. 5.70% 3/1/2035	41,961	41,281
Pacific Gas and Electric Co. 3.30% 8/1/2040	18,757	13,381
Pacific Gas and Electric Co. 4.95% 7/1/2050	26,890	21,359
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,266	7,776
Pacific Gas and Electric Co. 6.15% 3/1/2055	4,322	4,007
PacifiCorp 5.45% 2/15/2034	3,941	3,936
PacifiCorp 3.30% 3/15/2051	12,167	7,693
PacifiCorp 2.90% 6/15/2052	17,272	9,915
PacifiCorp 5.35% 12/1/2053	12,025	10,574
PacifiCorp 5.50% 5/15/2054	30,520	27,491
PacifiCorp 5.80% 1/15/2055	22,150	20,734
PECO Energy Co. 5.25% 9/15/2054	9,957	9,178
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,437
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,689	5,541
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,553
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,019
Public Service Electric and Gas Co. 1.90% 8/15/2031	9,815	8,394
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,709	1,730
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,169
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,504	2,110
Public Service Electric and Gas Co. 2.05% 8/1/2050	4,485	2,306
Public Service Electric and Gas Co. 3.00% 3/1/2051	1,211	767
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,141
Public Service Electric and Gas Co. 5.50% 3/1/2055	3,600	3,458
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	10,275	10,235
Southern California Edison Co. 3.65% 3/1/2028	13,753	13,338
Southern California Edison Co. 5.65% 10/1/2028	23,892	24,375
Southern California Edison Co. 2.85% 8/1/2029	43,917	40,392
Southern California Edison Co. 5.25% 3/15/2030	6,569	6,607
Southern California Edison Co. 2.25% 6/1/2030	31,569	27,512
Southern California Edison Co. 2.50% 6/1/2031	13,668	11,717
Southern California Edison Co. 5.45% 6/1/2031	11,477	11,565
Southern California Edison Co. 2.75% 2/1/2032	7,838	6,611
Southern California Edison Co. 5.95% 11/1/2032	8,173	8,304
Southern California Edison Co. 5.20% 6/1/2034	4,508	4,320
Southern California Edison Co. 5.45% 3/1/2035	6,944	6,721
Southern California Edison Co. 5.35% 7/15/2035	8,107	7,778
Southern California Edison Co. 4.50% 9/1/2040	15,000	12,210
Southern California Edison Co. 3.60% 2/1/2045	8,243	5,529
Southern California Edison Co. 4.00% 4/1/2047	12,322	8,656
Southern California Edison Co. 3.65% 2/1/2050	11,823	7,668
Southern California Edison Co. 2.95% 2/1/2051	8,015	4,536
Southern California Edison Co. 3.65% 6/1/2051	200	128
Southern California Edison Co. 3.45% 2/1/2052	5,262	3,251
Southern California Edison Co. 5.75% 4/15/2054	1,250	1,099
Southern California Edison Co. 5.90% 3/1/2055	9,134	8,212
Southern California Edison Co. 6.20% 9/15/2055	57,157	53,377
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	3,992
Tampa Electric Co. 5.15% 3/1/2035	21,025	20,752
Union Electric Co. 5.25% 4/15/2035	13,900	13,939
Union Electric Co. 2.625% 3/15/2051	3,600	2,073
Union Electric Co. 5.125% 3/15/2055	8,995	8,030
Virginia Electric & Power 2.40% 3/30/2032	1,575	1,344
WEC Energy Group, Inc. 5.15% 10/1/2027	3,243	3,288
Wisconsin Electric Power Co. 4.60% 10/1/2034	5,975	5,812
Wisconsin Electric Power Co. 5.05% 10/1/2054	2,975	2,608
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,625	2,212
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	418
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,588
Xcel Energy, Inc. 2.60% 12/1/2029	19,141	17,524
Xcel Energy, Inc. 2.35% 11/15/2031	34,852	29,791
Xcel Energy, Inc. 5.45% 8/15/2033	17,671	17,728

5	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 5.50% 3/15/2034	USD12,181	$12,154
Xcel Energy, Inc. 5.60% 4/15/2035	53,616	53,640
Xcel Energy, Inc. 3.50% 12/1/2049	6,013	3,995
		1,463,947

Health care 13.19%
AbbVie, Inc. 2.95% 11/21/2026	23,238	22,790
AbbVie, Inc. 4.95% 3/15/2031	20,850	21,198
AbbVie, Inc. 5.05% 3/15/2034	66,997	67,215
AbbVie, Inc. 5.20% 3/15/2035	17,624	17,709
AbbVie, Inc. 5.35% 3/15/2044	2,869	2,747
AbbVie, Inc. 5.40% 3/15/2054	27,989	26,511
AbbVie, Inc. 5.50% 3/15/2064	5,981	5,678
Amgen, Inc. 2.20% 2/21/2027	3,010	2,901
Amgen, Inc. 5.15% 3/2/2028	14,926	15,202
Amgen, Inc. 3.00% 2/22/2029	2,882	2,734
Amgen, Inc. 4.05% 8/18/2029	3,633	3,562
Amgen, Inc. 2.45% 2/21/2030	4,687	4,254
Amgen, Inc. 2.30% 2/25/2031	4,687	4,115
Amgen, Inc. 2.00% 1/15/2032	12,963	10,898
Amgen, Inc. 4.20% 3/1/2033	43,000	40,694
Amgen, Inc. 5.25% 3/2/2033	38,376	38,742
Amgen, Inc. 3.15% 2/21/2040	2,636	1,994
Amgen, Inc. 5.60% 3/2/2043	8,782	8,527
Amgen, Inc. 4.20% 2/22/2052	2,036	1,553
Amgen, Inc. 4.875% 3/1/2053	5,975	5,088
Amgen, Inc. 5.65% 3/2/2053	46,487	44,282
Amgen, Inc. 4.40% 2/22/2062	5,748	4,349
Amgen, Inc. 5.75% 3/2/2063	13,837	13,091
AstraZeneca Finance, LLC 4.875% 3/3/2033	2,359	2,370
AstraZeneca PLC 4.00% 1/17/2029	4,920	4,879
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,672
Baxter International, Inc. 2.539% 2/1/2032	32,129	27,565
Baxter International, Inc. 3.132% 12/1/2051	8,051	4,957
Boston Scientific Corp. 1.90% 6/1/2025	11,711	11,711
Bristol-Myers Squibb Co. 3.875% 8/15/2025	464	463
Bristol-Myers Squibb Co. 3.20% 6/15/2026	4,159	4,112
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	76,726
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,550	2,477
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	3,875
Bristol-Myers Squibb Co. 3.70% 3/15/2052	7,133	5,049
Bristol-Myers Squibb Co. 6.25% 11/15/2053	15,089	15,729
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	42,472
Bristol-Myers Squibb Co. 6.40% 11/15/2063	2,917	3,074
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,356	3,176
Centene Corp. 4.25% 12/15/2027	3,446	3,368
Centene Corp. 2.45% 7/15/2028	20,239	18,653
Centene Corp. 4.625% 12/15/2029	6,180	5,955
CVS Health Corp. 1.30% 8/21/2027	10,000	9,300
CVS Health Corp. 3.25% 8/15/2029	4,775	4,487
CVS Health Corp. 1.75% 8/21/2030	7,924	6,741
CVS Health Corp. 1.875% 2/28/2031	30,564	25,690
CVS Health Corp. 5.25% 2/21/2033	20,879	20,581
CVS Health Corp. 5.70% 6/1/2034	40,688	40,935
CVS Health Corp. 5.625% 2/21/2053	8,540	7,595
CVS Health Corp. 5.875% 6/1/2053	1,955	1,799
CVS Health Corp. 6.05% 6/1/2054	14,808	13,978
CVS Health Corp. 6.00% 6/1/2063	8,095	7,434
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,073
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,141
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,344
Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,539
Elevance Health, Inc. 5.85% 11/1/2064	8,521	8,027
Eli Lilly and Co. 4.50% 2/9/2027	27,875	28,042
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,688

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Eli Lilly and Co. 4.60% 8/14/2034	USD12,985	$12,663
Eli Lilly and Co. 5.10% 2/12/2035	37,556	37,802
Eli Lilly and Co. 5.50% 2/12/2055	28,732	28,126
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	36,177
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	860
Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	36,305
HCA, Inc. 4.125% 6/15/2029	2,250	2,191
HCA, Inc. 2.375% 7/15/2031	8,178	6,999
HCA, Inc. 3.625% 3/15/2032	6,778	6,153
HCA, Inc. 4.625% 3/15/2052	10,329	8,085
Humana, Inc. 5.375% 4/15/2031	25,961	26,137
Humana, Inc. 5.55% 5/1/2035	5,225	5,134
Humana, Inc. 5.75% 4/15/2054	12,854	11,555
Humana, Inc. 6.00% 5/1/2055	11,975	11,110
Johnson & Johnson 4.55% 3/1/2028	6,725	6,822
Johnson & Johnson 4.90% 6/1/2031	17,930	18,407
Johnson & Johnson 4.85% 3/1/2032	22,003	22,387
Johnson & Johnson 4.95% 6/1/2034	20,170	20,616
Johnson & Johnson 5.00% 3/1/2035	11,576	11,683
Johnson & Johnson 2.25% 9/1/2050	1,087	621
Johnson & Johnson 5.25% 6/1/2054	3,620	3,510
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,317
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,000	4,919
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	59,745
Pfizer, Inc. 3.45% 3/15/2029	6,525	6,346
Pfizer, Inc. 1.70% 5/28/2030	13,275	11,638
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	29,252	25,079
Roche Holdings, Inc. 5.593% 11/13/2033 (a)	17,864	18,686
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,946	2,865
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	7,081	6,663
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	222	219
Solventum Corp. 5.60% 3/23/2034	17,625	17,783
Stryker Corp. 5.20% 2/10/2035	15,675	15,700
UnitedHealth Group, Inc. 1.25% 1/15/2026	9,393	9,196
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,833
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	266
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,080
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,758
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,045	14,853
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	8,655
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	10,623
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	1,938
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	4,956
UnitedHealth Group, Inc. 4.75% 5/15/2052	16,756	13,776
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,833	2,650
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	2,954
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,057
Viatris, Inc. 4.00% 6/22/2050	31,430	20,126
		1,397,144

Industrials 6.65%
BAE Systems PLC 5.30% 3/26/2034 (a)	46,170	46,633
BAE Systems PLC 5.50% 3/26/2054 (a)	2,623	2,523
Boeing Co. (The) 2.75% 2/1/2026	39,990	39,456
Boeing Co. (The) 2.196% 2/4/2026	25,000	24,562
Boeing Co. (The) 3.10% 5/1/2026	7,750	7,636
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,013
Boeing Co. (The) 3.25% 2/1/2028	32,764	31,621
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,104
Boeing Co. (The) 5.15% 5/1/2030	20,913	21,106
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,344
Boeing Co. (The) 6.388% 5/1/2031	31,681	33,821
Boeing Co. (The) 6.528% 5/1/2034	7,158	7,643
Boeing Co. (The) 3.90% 5/1/2049	8,164	5,728

7	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD5,386	$5,047
Boeing Co. (The) 6.858% 5/1/2054	2,000	2,135
Boeing Co. (The) 7.008% 5/1/2064	10,000	10,692
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,284
Canadian National Railway Co. 4.375% 9/18/2034	12,848	12,177
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,665
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	15,958
Canadian Pacific Railway Co. 5.20% 3/30/2035	35,056	34,949
Canadian Pacific Railway Co. 3.00% 12/2/2041	5,582	3,963
Canadian Pacific Railway Co. 3.10% 12/2/2051	17,398	11,158
Carrier Global Corp. 5.90% 3/15/2034	2,824	2,968
CSX Corp. 3.80% 3/1/2028	19,416	19,157
CSX Corp. 4.25% 3/15/2029	12,943	12,859
CSX Corp. 2.40% 2/15/2030	5,892	5,385
CSX Corp. 4.10% 11/15/2032	10,489	9,994
CSX Corp. 5.20% 11/15/2033	7,415	7,524
CSX Corp. 4.30% 3/1/2048	10,688	8,647
CSX Corp. 4.50% 3/15/2049	6,729	5,587
CSX Corp. 2.50% 5/15/2051	12,071	6,797
Hexcel Corp. 5.875% 2/26/2035	6,026	6,019
Honeywell International, Inc. 4.75% 2/1/2032	4,513	4,499
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,992	2,012
Johnson Controls International PLC 4.90% 12/1/2032	10,758	10,646
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	8,081
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,201
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,659
Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,535
Norfolk Southern Corp. 5.10% 5/1/2035	5,215	5,153
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,638
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	14,789
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	31,351
Northrop Grumman Corp. 4.90% 6/1/2034	11,160	10,986
Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,341
RTX Corp. 4.125% 11/16/2028	4,205	4,163
RTX Corp. 1.90% 9/1/2031	10,014	8,454
RTX Corp. 6.10% 3/15/2034	13,414	14,296
RTX Corp. 2.82% 9/1/2051	6,000	3,583
RTX Corp. 3.03% 3/15/2052	7,000	4,355
RTX Corp. 6.40% 3/15/2054	13,866	14,802
Siemens Funding BV 5.20% 5/28/2035 (a)	15,000	15,076
Siemens Funding BV 5.80% 5/28/2055 (a)	13,887	14,110
Siemens Funding BV 5.90% 5/28/2065 (a)	5,557	5,645
Union Pacific Corp. 3.75% 7/15/2025	388	388
Union Pacific Corp. 2.40% 2/5/2030	750	686
Union Pacific Corp. 2.80% 2/14/2032	31,546	28,068
Union Pacific Corp. 2.891% 4/6/2036	27,376	22,278
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,291
Union Pacific Corp. 4.30% 3/1/2049	832	673
Union Pacific Corp. 3.25% 2/5/2050	424	285
Union Pacific Corp. 3.50% 2/14/2053	4,627	3,187
Union Pacific Corp. 5.60% 12/1/2054	4,318	4,186
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,306
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,210
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,288
Waste Management, Inc. 4.95% 3/15/2035	15,303	15,108
		704,484

Consumer staples 5.94%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,187
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,347
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,455
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,866
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,435
BAT Capital Corp. 3.557% 8/15/2027	47,755	46,720
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,903

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
BAT Capital Corp. 4.906% 4/2/2030	USD2,500	$2,514
BAT Capital Corp. 6.421% 8/2/2033	15,511	16,636
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,248
BAT Capital Corp. 5.625% 8/15/2035	5,517	5,530
BAT Capital Corp. 4.54% 8/15/2047	111	88
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,834
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,338
BAT Capital Corp. 6.25% 8/15/2055	14,796	14,593
BAT International Finance PLC 3.95% 6/15/2025 (a)	8,250	8,246
Campbells Co. (The) 4.75% 3/23/2035	15,315	14,446
Coca-Cola Co. 5.30% 5/13/2054	8,888	8,504
Coca-Cola Co. 5.20% 1/14/2055	21,848	20,463
Coca-Cola Co. 5.40% 5/13/2064	9,279	8,792
Conagra Brands, Inc. 4.60% 11/1/2025	5,092	5,087
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,751
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,824
Constellation Brands, Inc. 4.80% 5/1/2030	3,274	3,272
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	20,665
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,445
Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,883
Diageo Investment Corp. 5.125% 8/15/2030	7,717	7,876
Diageo Investment Corp. 5.625% 4/15/2035	5,095	5,232
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	1,825	1,307
Kroger Co. 5.00% 9/15/2034	3,711	3,616
Kroger Co. 5.50% 9/15/2054	9,790	9,060
Mars, Inc. 4.80% 3/1/2030 (a)	8,000	8,053
Mars, Inc. 5.00% 3/1/2032 (a)	34,555	34,687
Mars, Inc. 5.20% 3/1/2035 (a)	46,364	46,208
Mars, Inc. 5.70% 5/1/2055 (a)	46,895	45,527
Mars, Inc. 5.80% 5/1/2065 (a)	3,072	2,983
Mondelez International, Inc. 4.75% 8/28/2034	4,685	4,550
Mondelez International, Inc. 5.125% 5/6/2035	4,022	3,961
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	27,314
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	25,064
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,268
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,277
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,511
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,551
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,859
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,059
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,484
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,108
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	25,772
Philip Morris International, Inc. 4.875% 4/30/2035	5,216	5,047
Reynolds American, Inc. 4.45% 6/12/2025	20,220	20,219
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,195
		628,860

Information technology 5.21%
Accenture Capital, Inc. 4.50% 10/4/2034	14,553	13,987
Amphenol Corp. 5.00% 1/15/2035	6,519	6,469
Amphenol Corp. 5.375% 11/15/2054	2,713	2,590
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,410
Analog Devices, Inc. 5.05% 4/1/2034	2,803	2,826
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,014
Analog Devices, Inc. 2.95% 10/1/2051	7,728	4,872
Analog Devices, Inc. 5.30% 4/1/2054	17,096	16,022
Apple, Inc. 4.75% 5/12/2035	11,305	11,219
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,590
Broadcom, Inc. 4.15% 11/15/2030	9,239	9,012
Broadcom, Inc. 3.469% 4/15/2034 (a)	37,220	32,705
Broadcom, Inc. 4.80% 10/15/2034	2,079	2,025
Broadcom, Inc. 4.926% 5/15/2037 (a)	20,881	19,904
Cisco Systems, Inc. 5.05% 2/26/2034	69,323	69,880
Cisco Systems, Inc. 5.10% 2/24/2035	44,795	45,075

9	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cisco Systems, Inc. 5.30% 2/26/2054	USD9,701	$9,188
Cisco Systems, Inc. 5.35% 2/26/2064	3,016	2,827
Microchip Technology, Inc. 4.90% 3/15/2028	10,639	10,680
Microchip Technology, Inc. 5.05% 3/15/2029	38,775	39,031
Microchip Technology, Inc. 5.05% 2/15/2030	24,025	24,103
Oracle Corp. 5.50% 8/3/2035	64,456	64,779
Oracle Corp. 6.00% 8/3/2055	6,798	6,595
ServiceNow, Inc. 1.40% 9/1/2030	17,661	15,116
Synopsys, Inc. 5.15% 4/1/2035	66,979	66,227
Synopsys, Inc. 5.70% 4/1/2055	55,747	53,257
Texas Instruments, Inc. 4.60% 2/8/2029	4,464	4,515
Texas Instruments, Inc. 5.15% 2/8/2054	7,213	6,618
		551,536

Communication services 4.94%
Alphabet, Inc. 5.25% 5/15/2055	6,555	6,344
Alphabet, Inc. 5.30% 5/15/2065	2,025	1,940
AT&T, Inc. 2.30% 6/1/2027	1,221	1,172
AT&T, Inc. 4.35% 3/1/2029	19,002	18,915
AT&T, Inc. 4.30% 2/15/2030	15,022	14,869
AT&T, Inc. 2.25% 2/1/2032	12,533	10,638
AT&T, Inc. 2.55% 12/1/2033	7,369	6,063
AT&T, Inc. 5.40% 2/15/2034	20,914	21,205
AT&T, Inc. 4.50% 5/15/2035	8,216	7,732
AT&T, Inc. 3.50% 9/15/2053	63,136	41,998
Charter Communications Operating, LLC 4.908% 7/23/2025	1,297	1,297
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,025
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,922
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	4,272
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,383
Charter Communications Operating, LLC 6.384% 10/23/2035	6,700	6,882
Charter Communications Operating, LLC 4.80% 3/1/2050	11,918	9,224
Charter Communications Operating, LLC 3.70% 4/1/2051	37,616	24,236
Charter Communications Operating, LLC 3.90% 6/1/2052	20,188	13,337
Charter Communications Operating, LLC 5.25% 4/1/2053	49,690	40,995
Comcast Corp. 4.80% 5/15/2033	6,091	5,988
Comcast Corp. 5.30% 6/1/2034	28,413	28,689
Comcast Corp. 5.30% 5/15/2035	11,143	11,170
Comcast Corp. 5.65% 6/1/2054	33,721	32,079
Comcast Corp. 6.05% 5/15/2055	3,052	3,048
Meta Platforms, Inc. 4.75% 8/15/2034	6,571	6,500
Meta Platforms, Inc. 5.40% 8/15/2054	6,896	6,551
Netflix, Inc. 4.90% 8/15/2034	1,939	1,949
Netflix, Inc. 5.40% 8/15/2054	1,251	1,205
T-Mobile USA, Inc. 1.50% 2/15/2026	5,250	5,128
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,054
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,316
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,787
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,732
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,675
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,295
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	15,339
T-Mobile USA, Inc. 5.75% 1/15/2054	5,653	5,424
T-Mobile USA, Inc. 5.50% 1/15/2055	2,290	2,119
T-Mobile USA, Inc. 5.25% 6/15/2055	1,381	1,231
T-Mobile USA, Inc. 5.875% 11/15/2055	9,098	8,868
Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,756
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,740
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,524
Verizon Communications, Inc. 2.355% 3/15/2032	455	388
Verizon Communications Inc. 4.78% 2/15/2035	32,723	31,504
Verizon Communications, Inc. 5.25% 4/2/2035	3,300	3,289
Verizon Communications, Inc. 2.65% 11/20/2040	31,866	21,976
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,346
Verizon Communications, Inc. 2.875% 11/20/2050	2,503	1,521

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 3.875% 3/1/2052	USD784	$569
Verizon Communications, Inc. 5.50% 2/23/2054	152	145
Verizon Communications, Inc. 2.987% 10/30/2056	12,909	7,565
Vodafone Group PLC 4.25% 9/17/2050	1,425	1,079
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	23,438	15,203
		523,201

Energy 4.16%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	11,326
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,386
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,439
Chevron Corp. 2.236% 5/11/2030	8,314	7,511
Chevron Corp. 3.078% 5/11/2050	2,914	1,900
Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,860
Chevron USA, Inc. 4.405% 2/26/2027	36,121	36,371
Chevron USA, Inc. 1.018% 8/12/2027	6,577	6,156
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,888
Chevron USA, Inc. 2.343% 8/12/2050	1,497	829
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,075
ConocoPhillips Co. 3.80% 3/15/2052	8,143	5,706
ConocoPhillips Co. 5.30% 5/15/2053	5,564	4,971
ConocoPhillips Co. 5.50% 1/15/2055	26,206	24,186
Devon Energy Corp. 5.75% 9/15/2054	37,645	32,763
Diamondback Energy, Inc. 5.55% 4/1/2035	42,519	41,957
Energy Transfer, LP 5.70% 4/1/2035	6,439	6,424
Eni SpA 5.50% 5/15/2034 (a)	4,159	4,126
Eni SpA 5.75% 5/19/2035 (a)	10,897	10,917
Eni SpA 5.95% 5/15/2054 (a)	11,151	10,447
EOG Resources, Inc. 5.65% 12/1/2054	3,995	3,786
Equinor ASA 3.70% 4/6/2050	3,550	2,589
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,272
Exxon Mobil Corp. 3.452% 4/15/2051	21,062	14,537
Occidental Petroleum Corp. 5.55% 10/1/2034	7,611	7,200
ONEOK, Inc. 5.05% 11/1/2034	12,679	12,087
Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,272
Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,310
Petroleos Mexicanos 6.50% 3/13/2027	16,700	16,394
Petroleos Mexicanos 5.35% 2/12/2028	4,000	3,762
Petroleos Mexicanos 6.50% 1/23/2029	20,810	19,915
Petroleos Mexicanos 8.75% 6/2/2029	4,000	4,053
Petroleos Mexicanos 6.84% 1/23/2030	19,000	17,767
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	2,715	2,483
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,229
Shell Finance US, Inc. 3.25% 4/6/2050	17,000	11,267
Shell International Finance BV 3.875% 11/13/2028	1,387	1,376
Shell International Finance BV 3.00% 11/26/2051	2,085	1,303
Targa Resources Corp. 5.55% 8/15/2035	12,620	12,380
TotalEnergies Capital International SA 2.986% 6/29/2041	2,066	1,481
TotalEnergies Capital International SA 3.127% 5/29/2050	12,809	8,221
TotalEnergies Capital SA 5.488% 4/5/2054	5,148	4,810
TotalEnergies Capital SA 5.275% 9/10/2054	22,640	20,585
		440,317

Consumer discretionary 3.54%
Amazon.com, Inc. 1.50% 6/3/2030	5,641	4,952
Amazon.com, Inc. 3.60% 4/13/2032	13,178	12,479
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,537
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (a)	3,467	3,509
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (a)	12,783	12,607
Ford Motor Co. 3.25% 2/12/2032	6,305	5,206
Ford Motor Co. 5.291% 12/8/2046	10,555	8,329
Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	238
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,399
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,082

11	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 2.70% 8/10/2026	USD200	$194
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	196
Ford Motor Credit Co., LLC 5.85% 5/17/2027	17,800	17,784
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,400
Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	825
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	210
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,591
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
Ford Motor Credit Co., LLC 5.918% 3/20/2028	25,500	25,559
Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,499
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,502
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	725
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,600	17,388
Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,000
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	3,884
Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,782
Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	491
Ford Motor Credit Co., LLC 6.532% 3/19/2032	9,400	9,372
General Motors Co. 5.95% 4/1/2049	6,955	6,282
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,600	12,614
General Motors Financial Co., Inc. 5.45% 9/6/2034	10,055	9,631
General Motors Financial Co., Inc. 5.90% 1/7/2035	13,389	13,216
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,300
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,755
Home Depot, Inc. 1.375% 3/15/2031	757	634
Home Depot, Inc. 4.85% 6/25/2031	10,263	10,434
Home Depot, Inc. 4.95% 6/25/2034	32,524	32,551
Home Depot, Inc. 3.125% 12/15/2049	1,102	722
Home Depot, Inc. 5.30% 6/25/2054	49,668	46,490
Hyundai Capital America 2.375% 10/15/2027 (a)	1,745	1,645
Hyundai Capital America 4.55% 9/26/2029 (a)	16,992	16,665
Marriott International, Inc. 5.35% 3/15/2035	12,285	12,123
McDonald’s Corp. 5.00% 5/17/2029	1,524	1,558
McDonald’s Corp. 4.95% 3/3/2035	19,114	18,854
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,673
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,687
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,188
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (a)	5,000	5,232
Starbucks Corp. 4.85% 2/8/2027	13,970	14,065
Starbucks Corp. 5.40% 5/15/2035	6,219	6,235
		375,479

Real estate 2.03%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,050	1,048
Boston Properties, LP 2.55% 4/1/2032	1,489	1,233
Boston Properties, LP 2.45% 10/1/2033	2,723	2,136
Boston Properties, LP 6.50% 1/15/2034	5,579	5,870
Boston Properties, LP 5.75% 1/15/2035	50,549	50,035
COPT Defense Properties, LP 2.25% 3/15/2026	3,191	3,125
Crown Castle, Inc. 5.00% 1/11/2028	11,077	11,149
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	30,673	31,129
Equinix, Inc. 3.20% 11/18/2029	9,053	8,530
Equinix, Inc. 2.15% 7/15/2030	1,932	1,707
ERP Operating, LP 4.65% 9/15/2034	9,449	9,007
Kilroy Realty, LP 6.25% 1/15/2036	1,501	1,466
Prologis, LP 4.75% 6/15/2033	5,665	5,558
Prologis, LP 5.125% 1/15/2034	15,137	15,157
Prologis, LP 5.00% 3/15/2034	8,500	8,378
Prologis, LP 5.00% 1/31/2035	2,656	2,610
Prologis, LP 5.25% 6/15/2053	9,031	8,269
Prologis, LP 5.25% 3/15/2054	1,855	1,703
Public Storage Operating Co. 2.30% 5/1/2031	2,094	1,837
VICI Properties, LP 4.75% 4/1/2028	4,356	4,357

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
VICI Properties, LP 4.95% 2/15/2030	USD13,400	$13,304
VICI Properties, LP 5.125% 5/15/2032	20,803	20,399
VICI Properties, LP 5.625% 4/1/2035	7,517	7,434
		215,441

Materials 1.34%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	5,000	5,007
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	4,445	4,272
Dow Chemical Co. (The) 5.15% 2/15/2034	9,808	9,602
Dow Chemical Co. (The) 5.35% 3/15/2035	5,583	5,417
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	17,225
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,226
Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	10,475
Dow Chemical Co. (The) 5.95% 3/15/2055	4,675	4,341
LYB International Finance III, LLC 6.15% 5/15/2035	7,084	7,197
Minera Mexico, SA de CV 5.625% 2/12/2032 (a)	9,000	8,924
Nutrien, Ltd. 5.80% 3/27/2053	435	418
OCI NV 6.70% 3/16/2033 (a)	5,726	6,265
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	15,687	15,646
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	19,500	18,975
Sherwin-Williams Co. 2.20% 3/15/2032	8,365	7,097
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,083
Vale Overseas, Ltd. 6.40% 6/28/2054	18,220	17,436
		141,606
Total corporate bonds, notes & loans		9,057,077
U.S. Treasury bonds & notes 7.72%
U.S. Treasury 7.72%
U.S. Treasury 3.75% 4/30/2027	34,928	34,824
U.S. Treasury 4.125% 11/15/2027	3,406	3,425
U.S. Treasury 3.75% 5/15/2028	56,056	55,892
U.S. Treasury 4.00% 7/31/2029	2,502	2,509
U.S. Treasury 3.875% 4/30/2030	378,209	376,732
U.S. Treasury 4.00% 4/30/2032	28,001	27,722
U.S. Treasury 4.25% 5/15/2035 (c)	180,482	178,480
U.S. Treasury 5.00% 5/15/2045	85,601	86,470
U.S. Treasury 4.625% 2/15/2055 (c)	54,946	52,420
		818,474
Asset-backed obligations 0.99%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	9,791	8,970
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	9,269	9,201
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	700	643
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	6,625	6,382
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	85,198	80,024
		105,220
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Abu Dhabi (Emirate of) 5.50% 4/30/2054 (a)	6,505	6,351
United Mexican States 7.375% 5/13/2055	5,295	5,256
		11,607
Municipals 0.05%
Ohio 0.05%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,695	5,014
Total bonds, notes & other debt instruments (cost: $10,259,117,000)		9,997,392

13	Capital Group Central Corporate Bond Fund

Short-term securities 4.94%	Shares	Value (000)
Money market investments 4.94%
Capital Group Central Cash Fund 4.29% (e)(f)	5,229,805	$522,980
Total short-term securities (cost: $522,957,000)		522,980
Total investment securities 99.31% (cost: $10,782,074,000)		10,520,372
Other assets less liabilities 0.69%		72,809
Net assets 100.00%		$10,593,181
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	4,085	10/3/2025	USD847,382	$944
5 Year U.S. Treasury Note Futures	Long	2,520	10/3/2025	272,632	1,001
10 Year U.S. Treasury Note Futures	Short	651	9/30/2025	(72,098)	(465)
10 Year Ultra U.S. Treasury Note Futures	Short	14,161	9/30/2025	(1,593,776)	(16,100)
20 Year U.S. Treasury Bond Futures	Long	8,521	9/30/2025	961,009	12,859
30 Year Ultra U.S. Treasury Bond Futures	Short	2,357	9/30/2025	(273,559)	(3,615)
					$(5,376)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD177,200	$(3,550)	$(3,275)	$(275)
Investments in affiliates(f)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.94%
Money market investments 4.94%
Capital Group Central Cash Fund 4.29% (e)	$575,264	$4,847,419	$4,899,623	$13	$(93)	$522,980	$31,325

Capital Group Central Corporate Bond Fund	14

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $860,190,000, which represented
8.12% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $32,858,000, which represented 0.31% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 5/31/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

15	Capital Group Central Corporate Bond Fund

Financial statements
Statement of assets and liabilities at May 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,259,117)	$9,997,392
Affiliated issuers (cost: $522,957)	522,980	$10,520,372
Cash		134
Receivables for:
Sales of investments	129,779
Dividends and interest	113,445
Variation margin on futures contracts	927	244,151
		10,764,657
Liabilities:
Payables for:
Purchases of investments	170,104
Trustees’ deferred compensation	82
Variation margin on futures contracts	1,190
Variation margin on centrally cleared swap contracts	96
Other	4	171,476
Net assets at May 31, 2025		$10,593,181
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,060,219
Total distributable earnings (accumulated loss)		(2,467,038)
Net assets at May 31, 2025		$10,593,181

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,273,312 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$10,593,181	1,273,312	$8.32

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	16

Financial statements (continued)
Statement of operations for the year ended May 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$489,865
Dividends from affiliated issuers	31,325	$521,190
Fees and expenses*:
Reports to shareholders	4
Registration statement and prospectus	1
Trustees’ compensation	53
Auditing and legal	88
Custodian	64
Other	23	233
Net investment income		520,957
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(202,166)
Affiliated issuers	13
Futures contracts	(3,179)
Swap contracts	(2,088)	(207,420)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	304,055
Affiliated issuers	(93)
Futures contracts	(5,474)
Swap contracts	(212)	298,276
Net realized gain (loss) and unrealized appreciation (depreciation)		90,856
Net increase (decrease) in net assets resulting from operations		$611,813
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2025	2024

Operations:
Net investment income	$520,957	$493,278
Net realized gain (loss)	(207,420)	(600,797)
Net unrealized appreciation (depreciation)	298,276	493,089
Net increase (decrease) in net assets resulting from operations	611,813	385,570
Distributions paid or accrued to shareholders	(513,755)	(478,409)
Net capital share transactions	(553,896)	(371,935)
Total increase (decrease) in net assets	(455,838)	(464,774)
Net assets:
Beginning of year	11,049,019	11,513,793
End of year	$10,593,181	$11,049,019
Refer to the notes to financial statements.

17	Capital Group Central Corporate Bond Fund

Notes to financial statements
1. Organization

Capital Group Central Fund Series II (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund ("the fund"). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Capital Group Central Corporate Bond Fund	18

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

19	Capital Group Central Corporate Bond Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,057,077	$—	$9,057,077
U.S. Treasury bonds & notes	—	818,474	—	818,474
Asset-backed obligations	—	105,220	—	105,220
Bonds & notes of governments & government agencies outside the U.S.	—	11,607	—	11,607
Municipals	—	5,014	—	5,014
Short-term securities	522,980	—	—	522,980
Total	$522,980	$9,997,392	$—	$10,520,372

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,804	$—	$—	$14,804
Liabilities:
Unrealized depreciation on futures contracts	(20,180)	—	—	(20,180)
Unrealized depreciation on centrally cleared credit default swaps	—	(275)	—	(275)
Total	$(5,376)	$(275)	$—	$(5,651)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Capital Group Central Corporate Bond Fund	20

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

21	Capital Group Central Corporate Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Central Corporate Bond Fund	22

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,011,388,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

23	Capital Group Central Corporate Bond Fund

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $306,001,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, May 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$14,804	Unrealized depreciation*	$20,180
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	275
			$14,804		$20,455

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(3,179)	Net unrealized appreciation (depreciation) on futures contracts	$(5,474)
Swap	Credit	Net realized gain (loss) on swap contracts	(2,088)	Net unrealized appreciation (depreciation) on swap contracts	(212)
			$(5,267)		$(5,686)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Central Corporate Bond Fund	24

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of May 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$5,420
Capital loss carryforward*	(2,200,979)
Gross unrealized appreciation on investments	81,478
Gross unrealized depreciation on investments	(352,606)
Net unrealized appreciation (depreciation) on investments	(271,128)
Cost of investments	10,789,124
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2025	2024
Class M	$513,755	$478,409
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $53,000 in the fund’s statement of operations reflects $47,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

25	Capital Group Central Corporate Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
Class M	$379,219	45,239	$513,798	61,122	$(1,446,913)	(174,317)	$(553,896)	(67,956)

Year ended May 31, 2024
Class M	$1,688,628	205,902	$478,359	58,295	$(2,538,922)	(311,107)	$(371,935)	(46,910)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,940,903,000 and $10,637,959,000, respectively, during the year ended May 31, 2025.
11. Ownership concentration

At May 31, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Balanced Fund and Capital Income Builder, with aggregate ownership of the fund’s outstanding shares of 61% and 25%, respectively. CRMC is the investment adviser to the two American Funds.

Capital Group Central Corporate Bond Fund	26

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

Class M:
5/31/2025	$8.24	$.40	$.07	$.47	$(.39 )	$—	$(.39 )	$8.32	5.77%	$10,593	— %[3]	4.73%
5/31/2024	8.29	.36	(.06 )	.30	(.35 )	—	(.35 )	8.24	3.74	11,049	— [3]	4.42
5/31/2023	8.69	.29	(.40 )	(.11 )	(.29 )	—	(.29 )	8.29	(1.23)	11,514	— [3]	3.54
5/31/2022	10.00	.25	(1.23)	(.98 )	(.24 )	(.09 )	(.33 )	8.69	(10.08)	14,294	— [3]	2.57
5/31/2021[4,5]	10.00	— [6]	—	— [6]	—	—	—	10.00	.00	— [7]	—	— [3,8]

	Year ended May 31,
	2025	2024	2023	2022	2021[4,5]
Portfolio turnover rate for all share classes[9]	205%	151%	132%	94%	— %[10]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Amount less than .01%.
[4]	Based on operations for a period that is less than a full year.
[5]	Class M shares began investment operations on April 23, 2021.
[6]	Amount less than $.01.
[7]	Amount less than $1 million.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	There was no turnover.
Refer to the notes to financial statements.

27	Capital Group Central Corporate Bond Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series II and Shareholders of Capital Group Central Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Corporate Bond Fund (constituting Capital Group Central Fund Series II, referred to hereafter as the “Fund”) as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Central Corporate Bond Fund	28

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2025:
Qualified dividend income	$2,577,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$59,444,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

29	Capital Group Central Corporate Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital Group Central Corporate Bond Fund	30

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024 while recognizing the fund’s relatively short operational history. They generally placed greater emphasis on investment results relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a centralized vehicle that allows other funds advised by CRMC and its affiliates to gain investment grade bond exposure, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds. and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

31	Capital Group Central Corporate Bond Fund

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Corporate Bond Fund	32

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2025